Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002

Dear Shareholder:
The 12-month period ended March 31, 2002, was a difficult one for the world's equity markets. During the first half of the period, a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic downturn, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for U.S. growth-oriented stocks. Consumer confidence in the United States began to crumble, even before the September 11 terrorist attacks, which sent global markets into a tailspin, with investors worldwide fearing that the investment-led slowdown would spill over into a consumer-led recession. However, the speed at which stricken industries received aid, combined with congressional cooperation for a budgetary stimulus, was enough to shore up an economy also supported by a highly accommodative monetary policy on the part of the Federal Reserve Board. Global equity markets rallied strongly during the last quarter of 2001 as investors rotated out of defensive sectors into industrial and consumer cyclicals and growth sectors.

In January, however, the markets reversed direction. The Morgan Stanley Capital International (MSCI) World Index fell more than 3 percent in U.S. dollar terms, led by a 7.8 percent decline in Japan and a 5.8 percent drop in the MSCI Europe ex-United Kingdom Index. Only the Pacific ex-Japan region -- Hong Kong, Singapore, Australia, and New Zealand -- managed to start the year with a positive return. A string of cautious-outlook statements during the reporting season, a slew of high-profile corporate bankruptcies and the fallout from the Enron accounting saga once again deflated investor confidence and undermined any expectations of a so-called V-shaped recovery. The technology, media and telecommunications sectors suffered the brunt of the sell-off, reversing their strong outperformance in the last quarter of 2001, as investors sought safe havens in consumer staples, utilities and energy.

Performance and Portfolio Strategy
For the 12-month period ended March 31, 2002, Morgan Stanley Global Dividend Growth Securities' Class B shares produced a total return of 2.73 percent versus -4.24 percent for the MSCI World Index. For the same period, the Fund's
Class A, C and D shares posted total returns of 3.73 percent, 2.76 percent and
3.79 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses.

We remain committed to the more attractively valued sectors of the market and continue to underweight technology and telecommunications issues relative to the MSCI World Index. During the fiscal year, positions in Qantas Airways, Seat-Pagine Gialle, Portugal Telecom, British Telecom, Telus Corporation,

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002 CONTINUED

Japan Tobacco, Ford, Phelps Dodge, Massey Energy and Agilent Technologies were liquidated from the Fund's portfolio. We initiated positions in BP, Lloyds TSB and Merck.

United States
Consistent with our expectation of continued weakness in the U.S. equity markets, we continued to target just 33 percent of the Fund's net assets toward U.S. equities. This level of exposure, a significant underweighting relative to the MSCI World Index's 56.7 percent, helped protect investors from the extreme volatility in the U.S. equity markets during the fiscal year.

Japan
Japan's economic growth is still anemic, constrained in part by its dependence on high-priced imported oil. As the price of oil declines and rebounds, however, the economy there still struggles to find the confidence it once had. We are currently targeting 9 percent of the Fund's net assets toward Japan, slightly more than that market's 8.4 percent weighting in the MSCI World Index.

Europe
European markets underperformed the U.S. market during this period. While the Fund's limited exposure to technology and telecommunications helped its relative performance considerably, its overweighted stance in Europe detracted from its return. We are currently targeting 34 percent of the Fund's net assets to continental Europe and 12.0 percent to the United Kingdom versus the MSCI World Index's weightings of 19.9 percent and 10.4 percent, respectively.

The Pacific Rim
Hong Kong and Singapore are the only Asian markets outside of Japan that the Fund has exposure to. During the past 12 months the region gave back some of the strong gains it had made following the Asian currency crisis more than two years ago. We are currently targeting 4.0 percent of the Fund's net assets to investments in Hong Kong and Singapore, versus a 1.2 percent weighting for those two markets combined in the MSCI World Index. At current prices an Asian recovery seems well discounted, but we remain optimistic about further strength in economic activity, corporate profits and thus share prices in that region.

The Fund also remains exposed to the resource-oriented markets of Australia (4.0 percent) and Canada (3.0 percent), where the economic fundamentals continue to be strong.

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002 CONTINUED

Looking Ahead
We anticipate that the environment for equities in the United States and Europe will remain difficult, with valuations in those regions by and large discounting favorable economic conditions. In Japan, though, we believe that the rally has the potential to continue. Valuations still look cheap there, and foreign investors are scrambling to get back into the market for fear of missing a rally. However, we remain concerned that Japan's financial system is still vulnerable.

We appreciate your ongoing support of Morgan Stanley Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Global Dividend Growth Securities
FUND PERFORMANCE / / MARCH 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B SHARES
($ in Thousands)

                   FUND     MSCI WORLD(4)
June 1993          $10,000        $10,000
September 1993     $10,560        $10,469
December 1993      $10,588        $10,638
March 1994         $10,889        $10,703
June 1994          $11,145        $11,024
September 1994     $11,664        $11,260
December 1994      $11,339        $11,178
March 1995         $11,935        $11,701
June 1995          $12,508        $12,200
September 1995     $13,003        $12,881
December 1995      $13,597        $13,494
March 1996         $14,175        $14,043
June 1996          $14,661        $14,450
September 1996     $14,941        $14,642
December 1996      $15,892        $15,313
March 1997         $15,958        $15,357
June 1997          $18,098        $17,668
September 1997     $18,644        $18,174
December 1997      $17,753        $17,727
March 1998         $19,693        $20,265
June 1998          $19,427        $20,677
September 1998     $16,974        $18,198
December 1998      $19,791        $22,041
March 1999         $19,776        $22,827
June 1999          $21,674        $23,917
September 1999     $21,331        $23,562
December 1999      $22,481        $27,537
March 2000         $21,220        $27,819
June 2000          $21,007        $26,833
September 2000     $20,213        $25,485
December 2000      $21,606        $23,908
March 2001         $20,122        $20,837
June 2001          $20,674        $21,387
September 2001     $18,179        $18,312
December 2001      $20,052        $19,886
March 2002      $20,671(3)        $19,953

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 3/31/02                             Period Ended 3/31/02
   -------------------------                        -------------------------
   1 Year                      3.73%(1)  (1.72)%(2) 1 Year                     2.73%(1)    (2.27)%(2)
   Since Inception (7/28/97)   2.92%(1)  1.73%(2)   5 Years                    5.31%(1)    5.03%(2)
                                                    Since Inception
                                                     (6/30/1993)               8.65%(1)    8.65%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Period Ended 3/31/02                               Period Ended 3/31/02
   -------------------------                          -------------------------
   1 Year                     2.76%(1)    1.76%(2)    1 Year                     3.79%(1)
   Since Inception (7/28/97)  2.14%(1)    2.14%(2)    Since Inception (7/28/97)  3.13%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MARCH 31, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             Common Stocks and Warrants (97.1%)
             Australia (3.3%)
             CONTAINERS/PACKAGING
  3,800,000  Amcor Ltd...............................  $   15,410,368
                                                       --------------
             MAJOR BANKS
  1,600,000  Australia & New Zealand Banking Group
              Ltd....................................      15,171,315
    870,000  Commonwealth Bank of Australia..........      14,873,993
                                                       --------------
                                                           30,045,308
                                                       --------------
             OIL & GAS PRODUCTION
  4,400,000  Santos Ltd..............................      13,664,429
                                                       --------------
             Total Australia.........................      59,120,105
                                                       --------------
             Belgium (0.8%)
             FINANCIAL CONGLOMERATES
    625,000  Fortis..................................      13,865,625
                                                       --------------
             Canada (2.7%)
             ALUMINUM
    290,000  Alcan Inc...............................      11,470,068
                                                       --------------
             FINANCIAL CONGLOMERATES
    600,000  Brascan Corp. (Class A).................      12,804,970
                                                       --------------
             MAJOR BANKS
    425,000  Toronto-Dominion Bank...................      11,641,095
                                                       --------------
             OIL & GAS PIPELINES
    420,000  Enbridge Inc............................      11,788,780
                                                       --------------
             Total Canada............................      47,704,913
                                                       --------------
             Finland (1.3%)
             INFORMATION TECHNOLOGY SERVICES
    500,000  TietoEnator Oyj.........................      12,615,000
                                                       --------------
             TELECOMMUNICATION EQUIPMENT
    500,000  Nokia Oyj...............................      10,540,050
                                                       --------------
             Total Finland...........................      23,155,050
                                                       --------------
             France (6.8%)
             AUTOMOTIVE AFTERMARKET
    385,000  Compagnie Generale des Etablissements
              Michelin (B Shares)....................      14,583,723
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             CONSTRUCTION MATERIALS
    170,000  Lafarge S.A.............................  $   15,159,750
                                                       --------------
             CONTAINERS/PACKAGING
    100,000  Compagnie de Saint-Gobain...............      16,277,700
                                                       --------------
             INDUSTRIAL CONGLOMERATES
    425,000  Compagnie Generale d'Industrie et de
              Participations.........................      13,791,675
                                                       --------------
             INFORMATION TECHNOLOGY SERVICES
    365,000  Compagnie Generale d'Industrie et de
              Participations Cap Gemini (CGIP)
              (Warrants due 03/31/03)*...............         127,020
                                                       --------------
             MAJOR BANKS
    320,000  BNP Paribas S.A.........................      16,119,360
    260,000  Societe Generale (A Shares).............      16,399,500
                                                       --------------
                                                           32,518,860
                                                       --------------
             MULTI-LINE INSURANCE
    265,000  Assurances Generales de France..........      13,003,020
                                                       --------------
             OIL REFINING/MARKETING
    100,000  Total Fina Elf S.A......................      15,399,000
                                                       --------------
             Total France............................     120,860,748
                                                       --------------
             Germany (5.7%)
             APPAREL/FOOTWEAR
    200,000  Adidas-Salomon AG.......................      14,268,000
                                                       --------------
             CHEMICALS: MAJOR DIVERSIFIED
    400,000  BASF AG.................................      16,182,000
    350,000  Bayer AG................................      11,845,050
                                                       --------------
                                                           28,027,050
                                                       --------------
             INDUSTRIAL CONGLOMERATES
    270,000  E. ON AG................................      13,647,690
    610,000  MAN AG..................................      15,310,695
    220,000  Siemens AG (Registered Shares)..........      14,355,000
                                                       --------------
                                                           43,313,385
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             MOTOR VEHICLES
    325,000  DaimlerChrysler AG (Registered
              Shares)................................  $   14,717,138
                                                       --------------
             Total Germany...........................     100,325,573
                                                       --------------
             Hong Kong (2.0%)
             ELECTRIC UTILITIES
  3,250,000  CLP Holdings Ltd........................      13,333,333
                                                       --------------
             REAL ESTATE DEVELOPMENT
  1,300,000  Cheung Kong Holdings Ltd................      11,625,000
  1,450,000  Sun Hung Kai Properties Ltd.............      11,014,423
                                                       --------------
                                                           22,639,423
                                                       --------------
             Total Hong Kong.........................      35,972,756
                                                       --------------
             Ireland (0.9%)
             MAJOR BANKS
  1,300,000  Allied Irish Banks PLC..................      15,754,830
                                                       --------------
             Italy (3.3%)
             MAJOR BANKS
  1,150,000  Sanpaolo IMI SpA........................      13,486,740
  3,500,000  Unicredito Italiano SpA.................      15,164,100
                                                       --------------
                                                           28,650,840
                                                       --------------
             MAJOR TELECOMMUNICATIONS
  2,800,000  Telecom Italia SpA......................      15,346,800
                                                       --------------
             WIRELESS TELECOMMUNICATIONS
  3,500,000  Telecom Italia Mobile SpA...............      13,824,300
                                                       --------------
             Total Italy.............................      57,821,940
                                                       --------------
             Japan (8.7%)
             BEVERAGES: ALCOHOLIC
  1,500,000  Kirin Brewery Co., Ltd..................      10,185,395
                                                       --------------
             DEPARTMENT STORES
    850,000  Marui Co., Ltd..........................      10,185,394
                                                       --------------
             ELECTRICAL PRODUCTS
  1,100,000  Matsushita Electric Works, Ltd..........       8,372,899
                                                       --------------
             ELECTRONIC COMPONENTS
    200,000  TDK Corp................................      10,731,781
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             ELECTRONIC EQUIPMENT/ INSTRUMENTS
    155,000  Kyocera Corp............................  $   10,711,809
    650,000  Matsushita Electric Industrial Co.,
              Ltd....................................       7,916,196
    850,000  NEC Corp................................       7,072,123
                                                       --------------
                                                           25,700,128
                                                       --------------
             ELECTRONICS/APPLIANCES
    850,000  Sharp Corp..............................      11,197,528
    200,000  Sony Corp...............................      10,385,108
                                                       --------------
                                                           21,582,636
                                                       --------------
             FINANCE/RENTAL/LEASING
    130,000  Acom Co., Ltd...........................       7,857,412
                                                       --------------
             MOTOR VEHICLES
    250,000  Honda Motor Co., Ltd....................      10,494,385
    375,000  Toyota Motor Corp.......................      10,795,840
                                                       --------------
                                                           21,290,225
                                                       --------------
             PHARMACEUTICALS: MAJOR
    240,000  Takeda Chemical Industries, Ltd.........       9,712,865
                                                       --------------
             PHARMACEUTICALS: OTHER
    525,000  Taisho Pharmaceutical Co., Ltd..........       7,932,964
                                                       --------------
             RECREATIONAL PRODUCTS
     62,000  Nintendo Co., Ltd.......................       9,111,463
                                                       --------------
             WIRELESS TELECOMMUNICATIONS
        800  NTT DoCoMo, Inc.........................       2,170,473
      3,200  NTT DoCoMo, Inc. (New Shares)*..........       8,657,774
                                                       --------------
                                                           10,828,247
                                                       --------------
             Total Japan.............................     153,491,409
                                                       --------------
             Netherlands (4.1%)
             CHEMICALS: SPECIALTY
    400,000  DSM NV..................................      16,356,000
                                                       --------------
             FINANCIAL CONGLOMERATES
    500,000  ING Groep NV............................      13,572,000
                                                       --------------
             FINANCIAL PUBLISHING/ SERVICES
    615,000  Wolters Kluwer NV.......................      12,841,200
                                                       --------------
             FOOD: MAJOR DIVERSIFIED
    250,000  Unilever NV.............................      14,311,500
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             INDUSTRIAL CONGLOMERATES
    500,000  Koninklijke (Royal) Philips Electronics
              NV.....................................  $   15,211,950
                                                       --------------
             Total Netherlands.......................      72,292,650
                                                       --------------
             Singapore (1.5%)
             AIRLINES
  1,700,000  Singapore Airlines Ltd..................      13,275,488
                                                       --------------
             MAJOR BANKS
  1,680,000  DBS Group Holdings Ltd..................      13,483,731
                                                       --------------
             Total Singapore.........................      26,759,219
                                                       --------------
             Spain (2.3%)
             ELECTRIC UTILITIES
  1,100,000  Iberdrola S.A...........................      14,316,720
                                                       --------------
             MAJOR BANKS
  1,550,000  Banco Santander Central Hispano, S.A....      12,945,600
                                                       --------------
             OIL REFINING/MARKETING
  1,000,000  Repsol-YPF, S.A.........................      12,571,500
                                                       --------------
             Total Spain.............................      39,833,820
                                                       --------------
             Sweden (2.8%)
             ELECTRONICS/APPLIANCES
    700,000  Electrolux AB (Series B)................      12,416,852
                                                       --------------
             ENGINEERING & CONSTRUCTION
  1,500,000  Skanska AB (B Shares)...................      11,279,283
                                                       --------------
             INDUSTRIAL MACHINERY
    540,000  Sandvik AB (B Shares)...................      12,832,353
                                                       --------------
             REGIONAL BANKS
  2,150,000  Nordea AB...............................      12,228,863
                                                       --------------
             Total Sweden............................      48,757,351
                                                       --------------
             Switzerland (6.2%)
             CHEMICALS: AGRICULTURAL
     16,000  Syngenta AG*............................         975,841
                                                       --------------
             FINANCIAL CONGLOMERATES
    369,000  UBS AG (Registered Shares)*.............      18,135,692
                                                       --------------
             FOOD: MAJOR DIVERSIFIED
     85,000  Nestle S.A. (Registered Shares).........      18,869,828
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             MAJOR TELECOMMUNICATIONS
     60,000  Swisscom AG (Registered Shares).........  $   18,092,242
                                                       --------------
             OTHER CONSUMER SPECIALTIES
    850,000  Compagnie Financiere Richmont AG
              (Series A).............................      19,550,959
                                                       --------------
             PHARMACEUTICALS: MAJOR
    460,000  Novartis AG (Registered Shares).........      18,061,970
                                                       --------------
             PROPERTY - CASUALTY INSURERS
    180,000  Swiss Re (Registered Shares)............      16,534,101
                                                       --------------
             Total Switzerland.......................     110,220,633
                                                       --------------
             United Kingdom (13.5%)
             AEROSPACE & DEFENSE
  2,950,000  BAE Systems PLC.........................      14,078,609
                                                       --------------
             AIRLINES
  4,150,000  British Airways PLC.....................      14,425,500
                                                       --------------
             APPAREL/FOOTWEAR RETAIL
    950,000  Next PLC................................      14,684,064
                                                       --------------
             BEVERAGES: ALCOHOLIC
  1,150,000  Diageo PLC..............................      15,039,502
                                                       --------------
             CONSTRUCTION MATERIALS
  1,925,000  Hanson PLC..............................      14,534,481
                                                       --------------
             ELECTRIC UTILITIES
  1,350,000  PowerGen PLC............................      14,808,717
  1,600,000  United Utilities PLC....................      13,926,890
                                                       --------------
                                                           28,735,607
                                                       --------------
             ELECTRONIC COMPONENTS
 10,000,000  Cookson Group PLC.......................      14,103,540
                                                       --------------
             FINANCIAL CONGLOMERATES
  1,000,000  HSBC Holdings PLC.......................      11,538,462
  1,050,000  Lloyds TSB Group PLC....................      10,784,934
                                                       --------------
                                                           22,323,396
                                                       --------------
             HOTELS/RESORTS/ CRUISELINES
  1,325,000  Six Continents PLC......................      14,100,335
                                                       --------------
             INTEGRATED OIL
  1,450,000  BP PLC..................................      12,910,437
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             MAJOR BANKS
    575,000  Royal Bank of Scotland Group PLC........  $   14,810,142
                                                       --------------
             MOVIES/ENTERTAINMENT
  3,500,000  Rank Group PLC..........................      14,609,273
                                                       --------------
             STEEL
 12,350,000  Corus Group PLC*........................      15,130,677
                                                       --------------
             TOBACCO
  1,500,000  British American Tobacco PLC............      14,424,075
                                                       --------------
             WATER UTILITIES
  1,338,000  Severn Trent PLC........................      14,067,127
                                                       --------------
             Total United Kingdom....................     237,976,765
                                                       --------------
             United States (31.2%)
             AEROSPACE & DEFENSE
    380,000  Boeing Co...............................      18,335,000
                                                       --------------
             ALUMINUM
    460,000  Alcoa, Inc..............................      17,360,400
                                                       --------------
             CHEMICALS: MAJOR DIVERSIFIED
    550,000  Dow Chemical Co. (The)..................      17,996,000
                                                       --------------
             COMPUTER PROCESSING HARDWARE
  1,525,000  Compaq Computer Corp....................      15,936,250
    800,000  Hewlett-Packard Co......................      14,352,000
    155,000  International Business Machines Corp....      16,120,000
                                                       --------------
                                                           46,408,250
                                                       --------------
             DEPARTMENT STORES
    325,000  Sears, Roebuck & Co.....................      16,662,750
                                                       --------------
             DISCOUNT STORES
    390,000  Target Corp.............................      16,816,800
                                                       --------------
             ELECTRIC UTILITIES
    430,871  FirstEnergy Corp........................      14,899,519
    310,000  FPL Group, Inc..........................      18,460,500
                                                       --------------
                                                           33,360,019
                                                       --------------
             ENGINEERING & CONSTRUCTION
    435,000  Fluor Corp..............................      17,743,650
                                                       --------------
             FINANCIAL CONGLOMERATES
    355,708  Citigroup, Inc..........................      17,614,660
                                                       --------------

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             FOOD RETAIL
    530,000  Albertson's, Inc........................  $   17,564,200
                                                       --------------
             INDUSTRIAL CONGLOMERATES
    450,000  Honeywell International, Inc............      17,221,500
    145,000  Minnesota Mining & Manufacturing Co.....      16,676,450
                                                       --------------
                                                           33,897,950
                                                       --------------
             INFORMATION TECHNOLOGY SERVICES
    267,000  Electronic Data Systems Corp............      15,483,330
                                                       --------------
             INTEGRATED OIL
    205,000  ChevronTexaco Corp......................      18,505,350
                                                       --------------
             MAJOR BANKS
    265,000  Bank of America Corp....................      18,025,300
    720,000  KeyCorp.................................      19,188,000
                                                       --------------
                                                           37,213,300
                                                       --------------
             MAJOR TELECOMMUNICATIONS
    385,000  SBC Communications, Inc.................      14,414,400
  1,060,000  Sprint Corp. (FON Group)................      16,207,400
    340,000  Verizon Communications Inc..............      15,521,000
                                                       --------------
                                                           46,142,800
                                                       --------------
             OIL REFINING/MARKETING
    405,000  Ashland, Inc............................      18,431,550
    620,000  Marathon Oil Corp.......................      17,856,000
                                                       --------------
                                                           36,287,550
                                                       --------------
             PACKAGED SOFTWARE
    750,000  Computer Associates International,
              Inc....................................      16,417,500
                                                       --------------
             PHARMACEUTICALS: MAJOR
    357,000  Bristol-Myers Squibb Co.................      14,454,930
    265,000  Merck & Co., Inc........................      15,258,700
                                                       --------------
                                                           29,713,630
                                                       --------------
             PULP & PAPER
    395,000  International Paper Co..................      16,988,950
                                                       --------------
             RECREATIONAL PRODUCTS
    505,000  Eastman Kodak Co........................      15,740,850
                                                       --------------
             SAVINGS BANKS
    490,000  Washington Mutual, Inc..................      16,233,700
                                                       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 CONTINUED

 NUMBER OF
  SHARES                                                   VALUE

---------------------------------------------------------------------

             SEMICONDUCTORS
    510,000  Intel Corp..............................  $   15,509,100
                                                       --------------
             TOBACCO
    335,000  Philip Morris Companies, Inc............      17,644,450
                                                       --------------
             TRUCKS/CONSTRUCTION/ FARM MACHINERY
    370,000  Deere & Co..............................      16,853,500
                                                       --------------
             Total United States.....................     552,493,689
                                                       --------------
             Total Common Stocks and Warrants
              (COST $1,612,383,424)..................   1,716,407,076
                                                       --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------

             Short-Term Investment (2.4%)
             Repurchase Agreement
$    42,956  Joint repurchase agreement 1.90% due
             04/01/02 (dated 03/28/02; proceeds
             $42,965,069) (a)
             (COST $42,956,000)......................      42,956,000
                                                       --------------

  Total Investments
   (COST $1,655,339,424) (B)..............    99.5%  1,759,363,076
  Other Assets in Excess of Liabilities...     0.5       8,858,469
                                            ------  --------------
  Net Assets..............................   100.0% $1,768,221,545
                                            ======  ==============

---------------------------------------------------

 *    NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $281,354,165 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $177,330,513, RESULTING IN NET UNREALIZED APPRECIATION OF $104,023,652.

Forward Foreign Currency Contract Open at
March 31, 2002:
             CONTRACT                 IN EXCHANGE     DELIVERY      UNREALIZED
            TO DELIVER                    FOR           DATE       APPRECIATION
--------------------------------------------------------------------------------
EUR                     1,602,808     $1,398,450      04/02/02        $4,007

CURRENCY ABBREVIATION:

EUR  Euro.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
SUMMARY OF INVESTMENTS / / MARCH 31, 2002

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Aerospace & Defense.....................  $   32,413,609       1.8%
Airlines................................      27,700,988       1.6
Aluminum................................      28,830,468       1.6
Apparel/Footwear........................      14,268,000       0.8
Apparel/Footwear Retail.................      14,684,064       0.8
Automotive Aftermarket..................      14,583,723       0.8
Beverages: Alcoholic....................      25,224,897       1.4
Chemicals: Agricultural.................         975,841       0.1
Chemicals: Major Diversified............      46,023,050       2.6
Chemicals: Specialty....................      16,356,000       0.9
Computer Processing Hardware............      46,408,250       2.6
Construction Materials..................      29,694,231       1.7
Containers/Packaging....................      31,688,068       1.8
Department Stores.......................      26,848,145       1.5
Discount Stores.........................      16,816,800       1.0
Electric Utilities......................      89,745,679       5.1
Electrical Products.....................       8,372,899       0.5
Electronic Components...................      24,835,321       1.4
Electronic Equipment/ Instruments.......      25,700,128       1.5
Electronics/Appliances..................      33,999,488       1.9
Engineering & Construction..............      29,022,933       1.6
Finance/Rental/Leasing..................       7,857,412       0.4
Financial Conglomerates.................      98,316,343       5.6
Financial Publishing/ Services..........      12,841,200       0.7
Food Retail.............................      17,564,200       1.0
Food: Major Diversified.................      33,181,328       1.9
Hotels/Resorts/Cruiselines..............      14,100,335       0.8
Industrial Conglomerates................     106,214,960       6.0
Industrial Machinery....................      12,832,353       0.7
Information Technology Services.........      28,225,350       1.6
Integrated Oil..........................      31,415,787       1.8
Major Banks.............................     197,063,707      11.1
Major Telecommunications................      79,581,842       4.5

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Motor Vehicles..........................  $   36,007,363       2.0%
Movies/Entertainment....................      14,609,273       0.8
Multi-Line Insurance....................      13,003,020       0.7
Oil & Gas Pipelines.....................      11,788,780       0.7
Oil & Gas Production....................      13,664,429       0.8
Oil Refining/Marketing..................      64,258,050       3.6
Other Consumer Specialties..............      19,550,959       1.1
Packaged Software.......................      16,417,500       0.9
Pharmaceuticals: Major..................      57,488,464       3.3
Pharmaceuticals: Other..................       7,932,964       0.5
Property - Casualty Insurers............      16,534,101       0.9
Pulp & Paper............................      16,988,950       1.0
Real Estate Development.................      22,639,423       1.3
Recreational Products...................      24,852,313       1.4
Regional Banks..........................      12,228,863       0.7
Repurchase Agreement....................      42,956,000       2.4
Savings Banks...........................      16,233,700       0.9
Semiconductors..........................      15,509,100       0.9
Steel...................................      15,130,677       0.9
Telecommunication Equipment.............      10,540,050       0.6
Tobacco.................................      32,068,525       1.8
Trucks/Construction/Farm Machinery......      16,853,500       1.0
Water Utilities.........................      14,067,127       0.8
Wireless Telecommunications.............      24,652,546       1.4
                                          --------------   -------
                                          $1,759,363,076      99.5%
                                          ==============   =======

                                                          PERCENT OF
TYPE OF INVESTMENT                            VALUE       NET ASSETS

--------------------------------------------------------------------

Common Stocks...........................  $1,716,280,056      97.1%
Warrants................................         127,020       0.0
Short-Term Investment...................      42,956,000       2.4
                                          --------------   -------
                                          $1,759,363,076      99.5%
                                          ==============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MARCH 31, 2002

Assets:
Investments in securities, at value (cost
 $1,655,339,424)..................................  $ 1,759,363,076
Unrealized appreciation on open forward foreign
 currency contracts...............................            4,007
Cash..............................................          680,103
Receivable for:
  Dividends.......................................        4,338,269
  Investments sold................................        3,620,695
  Foreign withholding taxes reclaimed.............        3,317,292
  Shares of beneficial interest sold..............        1,721,304
Prepaid expenses and other assets.................           66,049
                                                    ---------------
    Total Assets..................................    1,773,110,795
                                                    ---------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......        1,730,431
  Distribution fee................................        1,423,077
  Investment management fee.......................        1,107,614
  Investments purchased...........................          278,744
Accrued expenses and other payables...............          349,384
                                                    ---------------
    Total Liabilities.............................        4,889,250
                                                    ---------------
    Net Assets....................................  $ 1,768,221,545
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $ 1,762,109,052
Net unrealized appreciation.......................      103,900,998
Accumulated undistributed net investment income...        2,004,450
Accumulated net realized loss.....................      (99,792,955)
                                                    ---------------
    Net Assets....................................  $ 1,768,221,545
                                                    ===============
Class A Shares:
Net Assets........................................      $20,392,250
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        1,798,054
    Net Asset Value Per Share.....................  $         11.34
                                                    ===============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $         11.97
                                                    ===============
Class B Shares:
Net Assets........................................   $1,649,075,789
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      145,387,763
    Net Asset Value Per Share.....................  $         11.34
                                                    ===============
Class C Shares:
Net Assets........................................      $12,783,705
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        1,132,452
    Net Asset Value Per Share.....................  $         11.29
                                                    ===============
Class D Shares:
Net Assets........................................      $85,969,801
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        7,585,304
    Net Asset Value Per Share.....................  $         11.33
                                                    ===============

Statement of Operations
FOR THE YEAR ENDED MARCH 31, 2002

Net Investment Income:
Income
Dividends (net of $4,265,929 foreign withholding
 tax).............................................  $46,382,085
Interest..........................................    1,508,006
                                                    -----------
    Total Income..................................   47,890,091
                                                    -----------
Expenses
Distribution fee (Class A shares).................       65,976
Distribution fee (Class B shares).................   17,881,671
Distribution fee (Class C shares).................      134,287
Investment management fee.........................   13,813,671
Transfer agent fees and expenses..................    2,837,002
Custodian fees....................................      369,539
Shareholder reports and notices...................      195,444
Registration fees.................................       79,603
Professional fees.................................       67,760
Trustees' fees and expenses.......................       20,405
Other.............................................       49,353
                                                    -----------
    Total Expenses................................   35,514,711
                                                    -----------
    Net Investment Income.........................   12,375,380
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................  (33,041,672)
  Foreign exchange transactions...................     (149,098)
                                                    -----------
      Net Loss....................................  (33,190,770)
                                                    -----------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................   66,513,644
  Translation of forward foreign currency
   contracts and other assets and liabilities
   denominated in foreign currencies..............      268,745
                                                    -----------
    Net Appreciation..............................   66,782,389
                                                    -----------
    Net Gain......................................   33,591,619
                                                    -----------
Net Increase......................................  $45,966,999
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          MARCH 31, 2002  MARCH 31, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   12,375,380  $   20,597,252
Net realized loss.......................     (33,190,770)    (15,686,489)
Net change in unrealized appreciation
 (depreciation).........................      66,782,389    (128,064,879)
                                          --------------  --------------

    Net Increase (Decrease).............      45,966,999    (123,154,116)
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................        (552,790)       (636,785)
  Class B shares........................     (14,023,913)    (19,846,487)
  Class C shares........................        (124,123)       (133,108)
  Class D shares........................        (961,046)     (1,428,440)
Net realized gain
  Class A shares........................        --            (2,078,262)
  Class B shares........................        --          (136,009,940)
  Class C shares........................        --              (862,075)
  Class D shares........................        --            (3,860,315)
                                          --------------  --------------

    Total Dividends and Distributions...     (15,661,872)   (164,855,412)
                                          --------------  --------------

Net decrease from transactions in shares
 of beneficial interest.................    (318,722,336)   (668,214,117)
                                          --------------  --------------

    Net Decrease........................    (288,417,209)   (956,223,645)

Net Assets:
Beginning of period.....................   2,056,638,754   3,012,862,399
                                          --------------  --------------

End of Period (Including accumulated
 undistributed net investment income of
 $2,004,450 and $5,165,947,
 respectively)..........................  $1,768,221,545  $2,056,638,754
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002

1. Organization and Accounting Policies
Morgan Stanley Global Dividend Growth Securities (the "Fund"), formerly Morgan Stanley Dean Witter Global Dividend Growth Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 CONTINUED

coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 CONTINUED

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 CONTINUED

the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $25,884,580 at March 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of approximately $3,866, $1,198,692 and $3,146, respectively and received approximately $25,452 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2002 aggregated $147,033,496 and $470,208,350, respectively.

For the year ended March 31, 2002, the Fund incurred $4,320 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 CONTINUED

For the year ended March 31, 2002, the Fund incurred brokerage commissions of $169,726 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2002, included in the Fund's payable for investments purchased and receivable for investments sold were unsettled trades with Morgan Stanley &
Co., Inc. for $278,744 and $1,173,288, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $31,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,975. At March 31, 2002, the Fund had an accrued pension liability of $68,242 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At March 31, 2002, the Fund had a net capital loss carryover of approximately $51,708,000 of which $35,865,000 will be available through March 31, 2009 and $15,843,000 will be available through March 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $20,785,000 and $347,000, respectively during fiscal 2002.

As of March 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $124,995.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 CONTINUED

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At March 31, 2002, there was an outstanding forward contract.

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      MARCH 31, 2002              MARCH 31, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    6,490,155  $  71,136,517    4,740,121  $  55,851,527
Reinvestment of dividends and
 distributions................       34,868        388,667      219,156      2,540,173
Redeemed......................   (7,997,473)   (86,932,034)  (5,293,560)   (62,628,826)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......   (1,472,450)   (15,406,850)    (334,283)    (4,237,126)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    8,145,342     88,970,937    7,766,188     91,834,888
Reinvestment of dividends and
 distributions................    1,122,302     12,640,921   12,413,872    144,189,755
Redeemed......................  (41,439,779)  (454,797,193) (73,145,156)  (858,866,035)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (32,172,135)  (353,185,335) (52,965,096)  (622,841,392)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    1,231,312     13,356,717      703,813      8,287,906
Reinvestment of dividends and
 distributions................       10,457        117,267       82,500        954,075
Redeemed......................   (1,439,736)   (15,735,094)    (857,723)   (10,038,348)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (197,967)    (2,261,110)     (71,410)      (796,367)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    6,509,741     71,396,301    3,359,217     40,209,529
Reinvestment of dividends and
 distributions................       78,646        862,738      445,023      5,163,624
Redeemed......................   (1,852,736)   (20,128,080)  (7,138,916)   (85,712,385)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................    4,735,651     52,130,959   (3,334,676)   (40,339,232)
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (29,106,901) $(318,722,336) (56,705,465) $(668,214,117)
                                ===========  =============  ===========  =============

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                             FOR THE YEAR ENDED MARCH 31                         JULY 28, 1997*
                             -----------------------------------------------------------            THROUGH
                               2002             2001             2000             1999           MARCH 31, 1998
                             --------         --------         --------         --------         --------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $11.10           $12.46           $13.20           $14.43               $14.91
                             -------          -------          -------          -------              -------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.17             0.18             0.22             0.17                 0.09
  Net realized and
   unrealized gain
   (loss)................       0.24            (0.71)            0.86            (0.04)                0.62
                             -------          -------          -------          -------              -------
Total income (loss) from
 investment operations...       0.41            (0.53)            1.08             0.13                 0.71
                             -------          -------          -------          -------              -------

Less dividends and
 distributions from:
  Net investment
   income................      (0.17)           (0.20)           (0.29)           (0.14)               (0.16)
  Net realized gain......       -               (0.63)           (1.53)           (1.22)               (1.03)
                             -------          -------          -------          -------              -------
Total dividends and
 distributions...........      (0.17)           (0.83)           (1.82)           (1.36)               (1.19)
                             -------          -------          -------          -------              -------

Net asset value, end of
 period..................     $11.34           $11.10           $12.46           $13.20               $14.43
                             =======          =======          =======          =======              =======

Total Return+............       3.73%           (4.52)%           8.00%            1.10%                5.77%(1)
Ratios to Average Net
 Assets:
Expenses.................       1.16%(3)         1.15 %(3)        1.13%(3)         1.12%(3)             1.17%(2)
Net investment income....       1.38%(3)         1.52 %(3)        1.61%(3)         1.39%(3)             1.02%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $20,392          $36,311          $44,929          $35,673              $13,027
Portfolio turnover
 rate....................          8%              33 %             41%              47%                  51%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                     FOR THE YEAR ENDED MARCH 31
                             ----------------------------------------------------------------------------
                               2002             2001             2000             1999            1998*
                             --------         --------         --------         --------         --------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $11.12           $12.46           $13.19           $14.44           $13.30
                              ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.07             0.09             0.13             0.10             0.11
  Net realized and
   unrealized gain
   (loss)................       0.23            (0.70)            0.86            (0.06)            2.79
                              ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...       0.30            (0.61)            0.99             0.04             2.90
                              ------           ------           ------           ------           ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.08)           (0.10)           (0.19)           (0.07)           (0.12)
  Net realized gain......       -               (0.63)           (1.53)           (1.22)           (1.64)
                              ------           ------           ------           ------           ------
Total dividends and
 distributions...........      (0.08)           (0.73)           (1.72)           (1.29)           (1.76)
                              ------           ------           ------           ------           ------

Net asset value, end of
 period..................     $11.34           $11.12           $12.46           $13.19           $14.44
                              ======           ======           ======           ======           ======

Total Return+............       2.73%           (5.18)%           7.30%            0.42%           23.41%

Ratios to Average Net
 Assets:
Expenses.................       1.93%(1)         1.90 %(1)        1.79%(1)         1.78%(1)         1.71%
Net investment income....       0.61%(1)         0.77 %(1)        0.95%(1)         0.74%(1)         0.80%
Supplemental Data:
Net assets, end of
 period, in millions.....     $1,649           $1,974           $2,873           $3,343           $3,812
Portfolio turnover
 rate....................          8%              33 %             41%              47%              51%

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                 FOR THE PERIOD
                                             FOR THE YEAR ENDED MARCH 31                         JULY 28, 1997*
                             -----------------------------------------------------------            THROUGH
                               2002             2001             2000             1999           MARCH 31, 1998
                             --------         --------         --------         --------         --------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $11.08           $12.42           $13.17           $14.42               $14.91
                             -------          -------          -------          -------              -------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.07             0.10             0.11             0.08                 0.02
  Net realized and
   unrealized gain
   (loss)................       0.23            (0.71)            0.87            (0.05)                0.62
                             -------          -------          -------          -------              -------
Total income (loss) from
 investment operations...       0.30            (0.61)            0.98             0.03                 0.64
                             -------          -------          -------          -------              -------

Less dividends and
 distributions from:
  Net investment
   income................      (0.09)           (0.10)           (0.20)           (0.06)               (0.10)
  Net realized gain......       -               (0.63)           (1.53)           (1.22)               (1.03)
                             -------          -------          -------          -------              -------
Total dividends and
 distributions...........      (0.09)           (0.73)           (1.73)           (1.28)               (1.13)
                             -------          -------          -------          -------              -------

Net asset value, end of
 period..................     $11.29           $11.08           $12.42           $13.17               $14.42
                             =======          =======          =======          =======              =======

Total Return+............       2.76%           (5.15)%           7.22%            0.37%                5.26%(1)

Ratios to Average Net
 Assets:
Expenses.................       1.93%(3)         1.83 %(3)        1.90%(3)         1.85%(3)             1.92%(2)
Net investment income....       0.61%(3)         0.84 %(3)        0.84%(3)         0.66%(3)             0.24%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $12,784          $14,735          $17,406          $13,664               $9,711
Portfolio turnover
 rate....................          8%              33 %             41%              47%                  51%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                 FOR THE PERIOD
                                             FOR THE YEAR ENDED MARCH 31                         JULY 28, 1997*
                             -----------------------------------------------------------            THROUGH
                               2002             2001             2000             1999           MARCH 31, 1998
                             --------         --------         --------         --------         --------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $11.12           $12.48           $13.21           $14.44               $14.91
                             -------          -------          -------          -------              -------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.15             0.20             0.25             0.20                 0.11
  Net realized and
   unrealized gain
   (loss)................       0.27            (0.70)            0.86            (0.05)                0.62
                             -------          -------          -------          -------              -------
Total income (loss) from
 investment operations...       0.42            (0.50)            1.11             0.15                 0.73
                             -------          -------          -------          -------              -------

Less dividends and
 distributions from:
  Net investment
   income................      (0.21)           (0.23)           (0.31)           (0.16)               (0.17)
  Net realized gain......       -               (0.63)           (1.53)           (1.22)               (1.03)
                             -------          -------          -------          -------              -------
Total dividends and
 distributions...........      (0.21)           (0.86)           (1.84)           (1.38)               (1.20)
                             -------          -------          -------          -------              -------

Net asset value, end of
 period..................     $11.33           $11.12           $12.48           $13.21               $14.44
                             =======          =======          =======          =======              =======

Total Return+............       3.79%           (4.26)%           8.28%            1.27%                5.97%(1)

Ratios to Average Net
 Assets:
Expenses.................       0.93%(3)         0.90 %(3)        0.90%(3)         0.90%(3)             0.92%(2)
Net investment income....       1.61%(3)         1.77 %(3)        1.84%(3)         1.61%(3)             1.21%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $85,970          $31,690          $77,195          $63,013              $20,032
Portfolio turnover
 rate....................          8%              33 %             41%              47%                  51%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Global Dividend Growth Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), formerly Morgan Stanley Dean Witter Global Dividend Growth Securities, including the portfolio of investments, as of March 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
MAY 13, 2002

                      2002 Federal Tax Notice (unaudited)
       During the fiscal year ended March 31, 2002, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year ended March 31, 2002, 1.47% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Global Dividend Growth Securities
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Paul D. Vance (66)                   Vice President                       Since Inception of the Fund
1221 Avenue of the Americas
New York, NY


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Paul D. Vance (66)                   Managing Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager and/or its
New York, NY                         investment management affiliates for over 5
                                     years.

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                     38571RPT


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Morgan Stanley
Global Dividend
Growth Securities


ANNUAL REPORT
MARCH 31, 2002
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